DWS Tax-Exempt Portfolio Average Annual Total Returns - DWS Tax Expt Cash Prmr Shrs [Member] - DWS Tax-Exempt Cash Premier Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		3.14%	1.56%	1.14%
Performance Inception Date	Nov. 17, 1999